T. ROWE PRICE GLOBAL VALUE EQUITY FUND
July 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
AUSTRALIA 0.5%
Common Stocks 0.5%
Downer EDI	18,185	53
Total Australia (Cost $60)		53

AUSTRIA 0.8%
Common Stocks 0.8%
BAWAG Group (1)	2,341	86
Total Austria (Cost $99)		86

CANADA 4.3%
Common Stocks 4.3%
Franco-Nevada	986	158
Lundin Mining	14,703	82
Magna International (USD)	2,083	96
TC Energy	2,444	112
Total Canada (Cost $347)		448

CHINA 3.3%
Common Stocks 2.1%
Hope Education Group (HKD)	194,000	65
Ping An Insurance Group, H Shares (HKD)	8,000	85
Trip. com Group, ADR (USD) (1)	2,572	70
		220
Common Stocks - China A Shares 1.2%
Gree Electric Appliances of Zhuhai, A Shares (CNH)	10,658	87
Hisense Home Appliances Group, A Shares (CNH)	26,400	41
		128
Total China (Cost $340)		348

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
FRANCE 2.5%
Common Stocks 2.5%
Airbus (1)	979	71
Electricite de France	5,914	60
TOTAL	3,506	133
Total France (Cost $283)		264

GERMANY 1.3%
Common Stocks 0.6%
Covestro	1,519	59
		59
Preferred Stocks 0.7%
Volkswagen (1)	493	72
		72
Total Germany (Cost $109)		131

HONG KONG 0.8%
Common Stocks 0.8%
Galaxy Entertainment Group	12,000	82
Total Hong Kong (Cost $76)		82

INDIA 1.3%
Common Stocks 1.3%
ICICI Bank, ADR (USD) (1)(2)	7,731	72
Shriram Transport Finance	6,203	57
Shriram Transport Finance, Rights, 8/13/20 (1)	715	7
Total India (Cost $129)		136

ITALY 0.8%
Common Stocks 0.8%
Prysmian	3,042	78
Total Italy (Cost $66)		78

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

JAPAN 9.0%
Common Stocks 9.0%
Descente (1)	2,700	44
Fujitsu	700	94
Matsumotokiyoshi Holdings	2,200	74
Mitsubishi Electric	5,900	77
Nippon Steel	6,000	49
Nippon Telegraph & Telephone	6,900	160
ORIX	5,200	56
SCREEN Holdings	1,200	60
SUMCO	3,800	59
Suzuki Motor	2,300	75
Takeda Pharmaceutical	2,700	98
Toshiba	2,800	86
Total Japan (Cost $879)		932

MEXICO 1.1%
Common Stocks 1.1%
Fresnillo (GBP)	6,788	110
Total Mexico (Cost $69)		110

Netherlands 1.3%
Common Stocks 1.3%
Aercap Holdings (USD) (1)	1,330	36
ASML Holding	291	103
Total Netherlands (Cost $104)		139

NORWAY 0.7%
Common Stocks 0.7%
Aker BP (2)	3,567	68
Total Norway (Cost $51)		68

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
RUSSIA 1.2%
Common Stocks 1.2%
Inter RAO UES	670,000	52
Sberbank of Russia PJSC, ADR (USD) (1)	5,852	70
Total Russia (Cost $128)		122

SOUTH KOREA 1.2%
Common Stocks 1.2%
Samsung Electronics	2,537	124
Total South Korea (Cost $108)		124

SWEDEN 1.7%
Common Stocks 1.7%
Lundin Energy	2,759	65
Swedbank, A Shares (1)	6,979	113
Total Sweden (Cost $143)		178

SWITZERLAND 4.5%
Common Stocks 4.5%
Novartis	1,696	140
Roche Holding	546	189
Zurich Insurance Group	377	139
Total Switzerland (Cost $399)		468

UNITED KINGDOM 4.9%
Common Stocks 4.9%
ASOS (1)	1,235	54
AstraZeneca	1,356	150
Informa	11,565	55
Rio Tinto	2,552	155
SSP Group	12,470	33
WPP	8,199	61
Total United Kingdom (Cost $467)		508
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
UNITED STATES 56.9%

Common Stocks 56.9%
Aaron's	1,193	62
AbbVie	2,007	190
American International Group	4,631	149
Anthem	282	77
Apple	369	157
Assurant	498	54
Bank of America	6,031	150
Broadcom	218	69
Capital One Financial	1,114	71
Chevron	1,654	139
Chubb	803	102
ConocoPhillips	2,798	105
Entergy	1,736	183
Equitable Holdings	3,902	80
Equity Commonwealth, REIT	3,481	110
Facebook, Class A (1)	537	136
Fiserv (1)	937	94
General Electric	23,699	144
HCA Healthcare	802	102
Johnson & Johnson	1,640	239
JPMorgan Chase	1,639	158
Kimberly-Clark	1,125	171
Lam Research	505	190
Micron Technology (1)	2,147	107
Microsoft	1,050	215
Morgan Stanley	3,241	158
Newmont	1,791	124
NextEra Energy	1,147	322
NXP Semiconductors	1,259	148
PACCAR	1,315	112
Pioneer Natural Resources	915	89
PRA Group (1)	1,711	68

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Prologis, REIT	1,571	166
QUALCOMM	1,912	202
Sempra Energy	1,166	145
Southern	3,135	171
T-Mobile US (1)	1,298	139
Thermo Fisher Scientific	357	148
Tyson Foods, Class A	1,764	108
Union Pacific	588	102
United Parcel Service, Class B	859	123
UnitedHealth Group	396	120
Walt Disney	594	69
Westlake Chemical (2)	1,007	55
Zimmer Biomet Holdings	693	93
Total United States (Cost $4,668)		5,916

SHORT-TERM INVESTMENTS 2.6%

Money Market Funds 2.6%
T. Rowe Price Government Reserve Fund, 0.13% (3)(4)	269,564	270
Total Short-Term Investments (Cost $270)		270

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 1.6%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 1.6%
Short-Term Funds 1.6%
T. Rowe Price Short-Term Fund, 0.25% (3)(4)	16,520	165
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		165
Total Securities Lending Collateral (Cost $165)		165

Total Investments in Securities 102.3%
(Cost $8,960)		$10,626
Other Assets Less Liabilities (2.3)%		(237)
Net Assets 100.0%		$10,389

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at July 31, 2020.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
CNH	Offshore China Renminbi
GBP	British Pound
HKD	Hong Kong Dollar
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL VALUE EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$1
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$1+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	10/31/19	Cost		Cost	7/31/20
T. Rowe Price Government
Reserve Fund	$106		¤	¤	$270
T. Rowe Price Short-Term
Fund	293		¤	¤	165
Total					$435^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $435.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL VALUE EQUITY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Global Value Equity Fund (the fund), formerly the Institutional Global Value Equity Fund, is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE GLOBAL VALUE EQUITY FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can

T. ROWE PRICE GLOBAL VALUE EQUITY FUND

be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$6,260	$ 3,859	$ —	$ 10,119
Preferred Stocks	—	72	—	72
Short-Term Investments	270	—	—	270
Securities Lending Collateral	165	—	—	165
Total	$6,695	$ 3,931	$ —	$ 10,626